Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (72,355)		$ (3,115)	$ (6,177)
Share-based compensation expense	31,481		11,974	3,405
Allowance for current expected credit losses	4,828	[1]	1,365	780
Depreciation of property and equipment	8,281		4,460	1,868
Amortization of intangible assets	1,933		0	0
Deferred tax expense	238		378	(336)
Amortization of right-of-use asset and interest on lease liabilities	3,724		0	0
Change in the fair value of investments	1,064		0	0
Interest income on debt securities	(295)		0	0
Equity in income of affiliates	(329)		0	0
Impairments of long-term investments	626		0	0
Return on investment from equity affiliates	329		0	0
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(8,513)		(11,154)	5,587
Contract assets	(240)		0	0
Prepayments and other current assets	(907)		(5,140)	206
Other non-current assets	(128)		(692)	(135)
Accounts payable	(734)		1,755	1,121
Advances from customers	878		335	302
Taxes payable	155		(450)	1,215
Operating lease liabilities	(3,995)		0	0
Deferred income	(102)		0	0
Accrued expenses and other liabilities	14,061		6,848	4,044
Net cash generated from (used in) operating activities	(20,000)		6,564	706
Cash flows from investing activities:
Purchase of short-term investments	(504,563)		(522,730)	(97,558)
Proceeds from sale and maturity of short-term investments	558,618		0	99,008
Purchase of long-term investments	(48,843)		0	0
Purchase of property and equipment	(12,211)		(12,878)	(4,802)
Purchase of intangible assets	(263)		0	0
Cash received from (paid for) an acquisition	(50,566)		556	0
Return of investment from equity affiliates	138		0	0
Net cash used in investing activities	(57,690)		(535,052)	(3,352)
Cash flows from financing activities:
Proceeds from the private placement, net of issuance costs paid	249,950		0	0
Proceeds from the initial public offering and concurrent private placement, net of underwriter discounts and commissions and other offering costs paid	0		483,628	0
Proceeds from exercise of employees' share options	2,042		10	0
Payment of financing cost	(55)		0	0
Net cash provided by financing activities	251,937		533,638	0
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	279		465	(269)
Net increase (decrease) in cash, cash equivalents and restricted cash	174,526		5,615	(2,915)
Cash, cash equivalents and restricted cash at beginning of year/period	111,298		105,683	108,598
Cash, cash equivalents and restricted cash at end of year/period	285,824		111,298	105,683
Supplemental disclosure of cash flow information:
Income taxes paid	966		742	411
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	3,995		0	0
Right-of-use assets obtained in exchange for operating lease obligations	4,300		0	0
Non-cash financing and investing activities:
Accretion to redemption value of convertible redeemable preferred shares	0		193,466	50,715
Payables for property and equipment	373		2,293	613
Consideration payable for the acquisition	4,603		3,150	0
Proceeds receivable from exercise of employees' share options	329		612	0
Deposits utilized for employees' share option exercises	0		(339)	0
Payables for deferred initial public offering cost	0		0	287
Payables for long-term investment	5,490		0	0
Payables for deferred financing cost	2,234		0	0
Series C+ Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series C+ convertible redeemable preferred shares, net of issuance costs of nil	$ 0		$ 50,000	$ 0

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.